Commitments and Contingencies - Schedule of minimum fixed commitments related to all non-cancellable leases (Detail) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Operating Leases 2021		$ 2,413
Operating Leases 2022		2,358
Operating Leases 2023		1,563
Operating Leases 2024		940
Operating Leases 2025		215
Total minimum lease payments		7,489
Capital Leases 2021		50
Capital Leases 2022		4
Capital Leases 2023		3
Capital Leases 2024		1
Total minimum lease payments		58
Less: amount representing interest		(3)
Present value of minimum lease payments		55
Less: current obligation	$ (49)	(48)	$ (90)
Long-term obligations under capital lease		$ 7